Derivatives Instruments (Concentration Risk) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (1,056)	$ (1,119)
% of total exposure	(100.00%)	(100.00%)
Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (98)	$ (87)
% of total exposure	(9.00%)	(8.00%)
Credit Concentration Risk
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (805)	$ (860)
Credit rating of A- or above | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (60)	$ (47)
% of total exposure	(6.00%)	(4.00%)
Credit rating of BBB- to BBB+ | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (13)	$ (8)
% of total exposure	(1.00%)	(1.00%)
Not rated | Derivative Instruments (current and long-term)
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (25)	$ (32)
% of total exposure	(2.00%)	(3.00%)
Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (958)	$ (1,032)
% of total exposure	(91.00%)	(92.00%)
Receivables, net | Classification as assets held for sale
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 0	$ (55)
% of total exposure	0.00%	(5.00%)
Receivables, net | Other accounts receivable
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (159)	$ (184)
% of total exposure	(15.00%)	(16.00%)
Receivables, net | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (170)	$ (192)
% of total exposure	(16.00%)	(17.00%)
Receivables, net | Credit rating of A- or above | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (54)	$ (38)
% of total exposure	(5.00%)	(3.00%)
Receivables, net | Credit rating of BBB- to BBB+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (41)	$ (59)
% of total exposure	(4.00%)	(5.00%)
Receivables, net | Credit rating of CCC- to CCC+ | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ 0	$ 0
% of total exposure	0.00%	0.00%
Receivables, net | Not rated | Trading group
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (75)	$ (95)
% of total exposure	(7.00%)	(9.00%)
Regulated utilities | Receivables, net
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (629)	$ (711)
% of total exposure	(60.00%)	(64.00%)
Regulated utilities | Receivables, net | Residential
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (341)	$ (344)
% of total exposure	(32.00%)	(31.00%)
Regulated utilities | Receivables, net | Commercial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (143)	$ (170)
% of total exposure	(14.00%)	(15.00%)
Regulated utilities | Receivables, net | Industrial
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (49)	$ (66)
% of total exposure	(5.00%)	(6.00%)
Regulated utilities | Receivables, net | Other
Concentration Risk [Line Items]
Concentration Risk, maximum exposure	$ (96)	$ (131)
% of total exposure	(9.00%)	(12.00%)